UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  October 29, 2002

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       81
Form 13F Information Table Value Total:       $183,336

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ambac Inc                      COM              023139108     3932    72965 SH       SOLE                       0              72965
Amer. Int'l Group              COM              026874107     3788    69259 SH       SOLE                   69259                  0
American Express Co            COM              025816109      218     7000 SH       SOLE                    7000                  0
AmSouth Bancorporation         COM              032165102     2481   119630 SH       SOLE                       0             119630
Apache Corp                    COM              037411105      460     7740 SH       SOLE                       0               7740
Bristol-Myers Squibb           COM              110122108      311    13049 SH       SOLE                    4500               8549
Burlington Northern            COM              12189T104      391    16360 SH       SOLE                       0              16360
Check Point Software           COM              M22465104      480    34900 SH       SOLE                   34900                  0
Chelsea Property Group         COM              163421100     2430    71990 SH       SOLE                    4700              67290
ChevronTexaco Corp             COM              166764100      412     5950 SH       SOLE                    5950                  0
Cisco Systems Inc.             COM              17275R102     2160   206108 SH       SOLE                  204108               2000
Citigroup Inc                  COM              020002101     2640    89026 SH       SOLE                   87826               1200
Coca-Cola                      COM              093671105     1457    30370 SH       SOLE                   25500               4870
Colgate Palmolive Co           COM              194162103     6288   116550 SH       SOLE                  116550                  0
Comcast Corp - Cl A            COM              200300200     1088    52140 SH       SOLE                   32500              19640
ConAgra Foods Inc              COM              205887102     5575   224330 SH       SOLE                   21400             202930
Concord EFS                    COM              206197105     2549   160500 SH       SOLE                  160400                100
Consolidated Edison Co         COM              209115104      485    12050 SH       SOLE                   12050                  0
Costco                         COM              22160K105     3344   103300 SH       SOLE                  101900               1400
Cox Communications Inc         COM              224044107      390    15850 SH       SOLE                   15850                  0
Dell Computer                  COM              247025109     3440   146300 SH       SOLE                   55200              91100
Dominion Resources Inc         COM              25746U109     3437    67750 SH       SOLE                       0              67750
DST Systems Inc                COM              233326107     2079    70550 SH       SOLE                   70550                  0
Edwards AG Inc Com             COM              281760108      224     7000 SH       SOLE                    7000                  0
Elan Corp Plc-Adr              COM              284131208      120    62300 SH       SOLE                       0              62300
Eli Lilly & Co.                COM              532457108     1934    34950 SH       SOLE                   34950                  0
Exxon Mobil Corp.              COM              302290101     6760   211906 SH       SOLE                  125148              86758
Fannie Mae                     COM              313586109      994    16700 SH       SOLE                   15700               1000
Fifth Third Bancorp            COM              316773100     1658    27075 SH       SOLE                   27075                  0
First Data Corp                COM              319963104     3167   113300 SH       SOLE                  113300                  0
Fiserv Inc                     COM              337738108     3062   109062 SH       SOLE                  109062                  0
General Electric Co            COM              369604103     6452   261758 SH       SOLE                  258108               3650
General Mills Inc              COM              370334104      681    15320 SH       SOLE                   15100                220
Gillette Company               COM              375766102     1415    47796 SH       SOLE                   44150               3646
Hilton Hotels Corp.            CONV BOND        432848AL3     6882  7521000 PRN      SOLE                   50000            7471000
Home Depot Inc                 COM              437076102     2057    78800 SH       SOLE                   78800                  0
Intel Corp                     COM              458140100     3679   264885 SH       SOLE                  181615              83270
International Rectifier        COM              460254105      954    61075 SH       SOLE                       0              61075
Intuit Inc                     COM              461202103     2660    58420 SH       SOLE                   20900              37520
Jefferson Pilot Corp           COM              475070108     1582    39450 SH       SOLE                   39450                  0
Johnson & Johnson              COM              478160104     6392   118195 SH       SOLE                   42610              75585
Jones Apparel Group Com        COM              480074103     1497    48750 SH       SOLE                   48750                  0
Kansas City Southern Inc       COM              485170104      467    37624 SH       SOLE                       0              37624
King Pharmaceuticals           COM              495582108      663    36500 SH       SOLE                   36500                  0
Kraft Foods Inc Cl A           COM              50075N104     2831    77650 SH       SOLE                   77650                  0
Legg Mason Inc                 COM              524901105     3312    77810 SH       SOLE                   11400              66410
Lehman Brothers Holdings Inc   COM              524908100      765    15600 SH       SOLE                   15600                  0
Manufactured Home Cmnt         COM              564682102     3878   121645 SH       SOLE                    7950             113695
Marsh & McLennan Cos           COM              571748102     1074    25800 SH       SOLE                   25600                200
McDonald's Corporation         COM              580135101      389    22000 SH       SOLE                   22000                  0
McGraw Hill Inc                COM              580645109     1399    22860 SH       SOLE                   22350                510
Merck & Company Inc            COM              589331107     2025    44293 SH       SOLE                   37582               6711
Microsoft Corp.                COM              594918104     5259   120225 SH       SOLE                   54360              65865
Nokia Corp                     COM              654902204      702    53000 SH       SOLE                   53000                  0
North Fork Bancorporation      COM              659424105      710    18750 SH       SOLE                    4000              14750
Northern Trust Corp            COM              665859104     2484    65850 SH       SOLE                   65850                  0
Oracle Systems Corp            COM              68389X105      160    20400 SH       SOLE                   17400               3000
Paychex Inc.                   COM              629407107      220     9080 SH       SOLE                       0               9080
Pepsico Inc.                   COM              713448108     2771    74990 SH       SOLE                     800              74190
Pfizer Inc.                    COM              717081103     4925   169718 SH       SOLE                  127200              42518
Pharmaceutical Prod. Dev       COM              717124101     1500    77550 SH       SOLE                       0              77550
Pitney Bowes Inc               COM              724479100     1766    57930 SH       SOLE                       0              57930
Praxair Inc                    COM              74005P104     3230    63200 SH       SOLE                   63200                  0
Procter & Gamble Co            COM              742718109     4967    55567 SH       SOLE                   52067               3500
Qualcomm Inc                   COM              747525103     1129    40875 SH       SOLE                       0              40875
Roslyn Bancorp Inc             COM              778162107      505    29000 SH       SOLE                   29000                  0
Royal Dutch Petroleum          COM              780257804      499    12420 SH       SOLE                   12420                  0
State Street Corp              COM              857477103     2295    59400 SH       SOLE                   59400                  0
Sun Microsystems Inc           COM              866810104       53    20350 SH       SOLE                   20350                  0
Sungard Data Systems           COM              867363103     1644    84500 SH       SOLE                       0              84500
Tanger Factory Outlets         COM              875465106      504    18005 SH       SOLE                       0              18005
Target Corp                    COM              87612E106      658    22300 SH       SOLE                   22300                  0
Tenet Healthcare Corp          COM              88033G100     3074    62091 SH       SOLE                       0              62091
Veritas Software Corp          COM              923436109      381    26000 SH       SOLE                   26000                  0
Viacom Inc                     COM              925524308     2815    69430 SH       SOLE                   31200              38230
Walgreen Co.                   COM              931422109     5316   172835 SH       SOLE                   94500              78335
Wal-Mart Stores Inc            COM              931142103     2339    47500 SH       SOLE                   45000               2500
Washington Reit                COM              939653101     3097   122035 SH       SOLE                       0             122035
Waste Mgmt Inc                 COM              94106L109     3505   150300 SH       SOLE                       0             150300
Weatherford Intl               COM              947074100     3590    96650 SH       SOLE                       0              96650
Wendys Intl Inc Com            COM              950590109     4430   133785 SH       SOLE                   63385              70400